Segment Reporting - Schedule of Current Reportable Segments by Revenue (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 1,554		$ 3,132
Alight Holdings
Segment Reporting Information [Line Items]
Revenue		$ 1,361		$ 2,728
Employer Solutions
Segment Reporting Information [Line Items]
Revenue	1,347		2,718
Employer Solutions | Alight Holdings
Segment Reporting Information [Line Items]
Revenue		1,156		2,288
Employer Solutions | Recurring
Segment Reporting Information [Line Items]
Revenue	1,213		2,467
Employer Solutions | Recurring | Alight Holdings
Segment Reporting Information [Line Items]
Revenue		1,049		2,051
Employer Solutions | Project
Segment Reporting Information [Line Items]
Revenue	134		251
Employer Solutions | Project | Alight Holdings
Segment Reporting Information [Line Items]
Revenue		107		237
Professional Services
Segment Reporting Information [Line Items]
Revenue	186		371
Professional Services | Alight Holdings
Segment Reporting Information [Line Items]
Revenue		184		368
Professional Services | Recurring
Segment Reporting Information [Line Items]
Revenue	65		128
Professional Services | Recurring | Alight Holdings
Segment Reporting Information [Line Items]
Revenue		60		108
Professional Services | Project
Segment Reporting Information [Line Items]
Revenue	121		243
Professional Services | Project | Alight Holdings
Segment Reporting Information [Line Items]
Revenue		124		260
Hosted Business
Segment Reporting Information [Line Items]
Revenue	$ 21		$ 43
Hosted Business | Alight Holdings
Segment Reporting Information [Line Items]
Revenue		$ 21		$ 72